Retirement And Severance Benefits (Accounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Other assets	¥ 738	¥ 4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)
Amounts recognized in balance sheet	¥ (572,246)	¥ (495,151)